Leases - Additional Information (Details) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) lease	Mar. 31, 2020 USD ($) lease	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 16,835						$ 16,835		$ 12,827	$ 155
Net lease liabilities	$ 16,686						$ 16,686		$ 12,733	100
Weighted-average remaining lease term (in years)	5 years 4 months 24 days						5 years 4 months 24 days		4 years 2 months 12 days
Average discount rate (as a percent)	4.60%						4.60%		5.20%
Gain on settlement									$ 0	5,926	$ 0
Operating lease liability-long term	$ 12,808						$ 12,808		9,647	19
Current portion of operating lease liabilities	3,878						3,878		3,086	115
Operating cash flows from operating leases	$ 1,150	$ 723					3,277	$ 1,506	1,856	991	1,407
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 3,515					$ 6,895	$ 8,141	$ 14,293	$ 486	$ 935
Promissory Note
Operating Leased Assets [Line Items]
Operating lease right of use assets					$ 100
Notes Payable, Other Payables | Lease Settlement Payable
Operating Leased Assets [Line Items]
Interest rate of convertible note					4.00%
New York City Headquarter
Operating Leased Assets [Line Items]
Net lease liabilities				$ 6,400
Number of leases | lease					2				2
Impairment loss					$ 5,300				$ 100
Gain on settlement				4,900
Operating lease liability-long term					5,800
Current portion of operating lease liabilities					600
Operating cash flows from operating leases				$ 1,500
Terminated and Vacated Lease
Operating Leased Assets [Line Items]
Net lease liabilities					$ 900
Number of leases | lease						1
Impairment loss						$ 900
Gain on settlement			$ 800